Expense Example - Grayscale Ethereum Covered Call ETF - Grayscale Ethereum Covered Call ETF	Apr. 25, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	$ 211